OCEAN PARK TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 15.8%
	FIXED INCOME - 15.8%
116,300	First Trust Municipal High Income ETF	$ 5,431,210
86,300	Franklin Dynamic Municipal Bond ETF(a)	2,093,638
22,000	JPMorgan High Yield Municipal ETF	1,095,160
59,000	JPMorgan Ultra-Short Municipal Income ETF	3,004,280
41,300	PIMCO Short Term Municipal Bond Active ETF	2,072,021
442,200	SPDR Nuveen ICE High Yield Municipal Bond ETF(a)	10,957,716
108,600	VanEck High Yield Muni ETF(a)	5,452,806
95,000	VanEck Short High Yield Muni ETF	2,145,974
	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,168,205)	32,252,805

	OPEN END FUNDS — 84.0%
	FIXED INCOME - 84.0%
779	Allspring California Tax-Free Fund, Institutional Class	7,959
3,911,192	Allspring Municipal Bond Fund, Institutional Class	37,117,214
2,051	American Century High-Yield Municipal Fund, Class I	17,494
352,931	American High-Income Municipal Bond Fund, Class I	5,265,729
9,101	BlackRock National Municipal Fund, Institutional Class	89,285
3,730	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	37,937
3,797	City National Rochdale Municipal High Income Fund, Service Class	34,208
5,221	First Eagle Funds - First Eagle High Income Fund, Class I	43,025
4,520	Northern Intermediate Tax-Exempt Fund, Class I	43,752
1,114,723	Nuveen All-American Municipal Bond Fund, Class I	10,980,020
1,133	Nuveen California High Yield Municipal Bond Fund, Class I	8,531
2,262	Nuveen California Municipal Bond Fund, Class I	21,923
3,613,843	Nuveen High Yield Municipal Bond Fund, Class I	50,666,084
859	Nuveen Intermediate Duration Municipal Bond Fund, Class I	7,498
817	Nuveen Limited Term Municipal Bond Fund, Class I	8,869
2,427,558	Nuveen Short Duration High Yield Municipal Bond, Class I	22,891,870
2,657,567	PIMCO High Yield Municipal Bond Fund, Institutional Class	21,845,198
1,188,429	PIMCO Municipal Bond Fund, Institutional Class	10,921,664
992	Putnam Strategic Intermediate Municipal Fund, Class Y	13,716
1,146,629	Russell Tax Exempt High Yield Bond Fund, Class S	10,973,244
	TOTAL OPEN END FUNDS (Cost $172,112,342)	170,995,220

OCEAN PARK TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.5%
	COLLATERAL FOR SECURITIES LOANED - 8.2%
16,734,900	First American Government Obligations Fund, Class X, 4.25%(b)(c) (Cost $16,734,900)	$ 16,734,900

	MONEY MARKET FUND - 0.3%
480,049	First American Government Obligations Fund, Class X, 4.25%(c) (Cost $480,049)	480,049

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,214,949)	17,214,949

	TOTAL INVESTMENTS - 108.3% (Cost $221,495,496)	$ 220,462,974
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.3)%	(16,871,558)
	NET ASSETS - 100.0%	$ 203,591,416

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $16,440,287, as of June 30, 2025.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $16,734,900 at June 30, 2025.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.